Share Based Compensation (Narrative) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended						12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010	Jan. 01, 2008	Jan. 31, 2007	Jan. 31, 2006	May 31, 2012 Non Vested Equity Shares [Member]	Jan. 31, 2011 Non Vested Equity Shares [Member]	Mar. 31, 2009 Non Vested Equity Shares [Member]	Oct. 31, 2008 Non Vested Equity Shares [Member]	Oct. 31, 2007 Non Vested Equity Shares [Member]	Feb. 28, 2007 Non Vested Equity Shares [Member]	May 31, 2012 Unvested Stock Option [Member]	May 31, 2012 Non Vested Equity Shares Granted, In June 2009 [Member]	May 31, 2012 Non Vested Equity Shares Granted, In May 2010 [Member]	May 31, 2012 June 2011[Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share transfer							16,000,000	3,000,000	4,000,000	3,000,000	2,000,000	4,000,000
Common shares issued to employees and non-employees upon the exercise of their share options	9,453,095
Common shares issued to employees upon the vesting of their shares	3,659,524
Common shares for future issuance	2,887,381
Options to purchase shares						8,000,000
Incremental common shares for grant				5,000,000	5,000,000
Common shares to add on the first business day from 2009	3,000,000
Minimum percentage of shares to be added from 2009	2.00%
Minimum Percentage for Exercise price of option	100.00%
Share Based Compensation	$ 24,125	$ 15,045	$ 16,183
Value of Options Exercised	4,121	25,114	40,084
Granted	$ 25.11		$ 19.35
Total unrecognized compensation expense													26,497
Weighted-average period of recognition							11 months 27 days						2 years 7 months 17 days
NES grant to employees														316,200	556,848	811,020
Granted Shares Vested date														Aug. 30, 2010	Jun. 30, 2015	May 31, 2014
Total unrecognized compensation cost related to NES							8,446
Total fair value of shares vested	$ 27,547